Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leased Assets [Line Items]
Lease Income	$ 377,500
2022	524,700
2023	459,800
2024	372,200
2025	297,900
2026	166,300
Lessee, Operating Lease, Liability, to be Paid, Total	20,972
Deferred revenue	32,662	$ 19,973
Other liabilities – non-current	83,058	60,853
Head Lease Receipts
Operating Leased Assets [Line Items]
2022	21,242
2023	21,242
2024	21,242
2025	21,242
2026	21,242
Thereafter	26,643
Total	132,853
Deferred revenue	3,700	3,700
Other liabilities – non-current	14,400	$ 18,100
Sublease payments
Operating Leased Assets [Line Items]
2022	23,934
2023	23,934
2024	23,934
2025	23,934
2026	23,934
Thereafter	30,054
Lessee, Operating Lease, Liability, to be Paid, Total	149,724
Operating lease, payments	$ 334,700